Stock-Based Compensation (Tables)	12 Months Ended
Oct. 30, 2016
Stock-Based Compensation
Schedule of reconciliation of the number of options outstanding and exercisable

A reconciliation of the number of options outstanding and exercisable (in thousands) as of October 30, 2016, and changes during the fiscal year then ended, is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at October 25, 2015	34,397	$ 13.83
Granted	2,128	38.31
Exercised	4,502	9.60
Forfeited	25	22.03
Outstanding at October 30, 2016	31,998	$ 16.05	4.8 yrs	$ 710,346
Exercisable at October 30, 2016	25,112	$ 12.88	3.9 yrs	$ 636,449

Schedule of weighted-average grant date fair value of stock options granted, and the total intrinsic value of options exercised

The weighted-average grant date fair value of stock options granted and the total intrinsic value of options exercised (in thousands) during each of the past three fiscal years is as follows:

Fiscal Year Ended
	October 30,	October 25,	October 26,
	2016	2015	2014
Weighted-average grant date fair value	$ 7.82	$ 4.92	$ 4.85
Intrinsic value of exercised options	$ 135,593	$ 67,516	$ 74,972

Schedule of weighted-average assumptions used to calculate fair value of each option award

	Fiscal Year Ended
	October 30,	October 25,	October 26,
	2016	2015	2014
Risk-free interest rate	2.1%	2.1%	2.5%
Dividend yield	1.5%	1.9%	1.8%
Stock price volatility	19.0%	19.0%	20.0%
Expected option life	8 years	8 years	8 years

Schedule of reconciliation of the nonvested shares

A reconciliation of the nonvested shares (in thousands) as of October 30, 2016, and changes during the fiscal year then ended, is as follows:

		Weighted-
		Average
		Grant Date
	Shares	Fair Value
Nonvested at October 25, 2015	74	$ 25.87
Granted	47	41.01
Vested	74	25.87
Nonvested at October 30, 2016	47	$ 41.01

Schedule of the weighted-average grant date fair value of nonvested shares granted, the total fair value of nonvested shares granted, and the fair value of shares that have vested

The weighted-average grant date fair value of nonvested shares granted, the total fair value (in thousands) of nonvested shares granted, and the fair value (in thousands) of shares that have vested during each of the past three fiscal years is as follows:

Fiscal Year Ended
	October 30,	October 25,	October 26,
	2016	2015	2014
Weighted-average grant date fair value	$ 41.01	$ 25.87	$ 22.06
Fair value of nonvested shares granted	$ 1,920	$ 1,920	$ 1,760
Fair value of shares vested	$ 1,920	$ 2,347	$ 2,085

Schedule of stock-based compensation expense, along with the related income tax benefit

	Fiscal Year Ended
	October 30,	October 25,	October 26,
(in thousands)	2016	2015	2014
Stock-based compensation expense recognized	$ 17,829	$ 15,717	$ 14,393
Income tax benefit recognized	(6,764)	(5,967)	(5,469)
After-tax stock-based compensation expense	$ 11,065	$ 9,750	$ 8,924